PAGE
IDS Strategy Aggressive Fund

1995 semiannual report

(icon of) chess piece
The goal of IDS Strategy Aggressive Fund, a part if IDS Strategy Fund, Inc., is long-term growth of capital. The Fund invests primarily in common stocks that are selected for their above-average growth potential.

Distributed by American Express Financial Advisors Inc.

PAGE
(icon of) chess piece

Corporate climbers
All rapidly growing companies pass through various stages. During their middle stage, they're known in the investment world as "mid-caps." Stocks of such companies, which are the main focus of this Fund, offer investors an attractive combination: the potential for above-average corporate growth without the initial risks that are inherent in brand-new businesses.

Contents
From the president                3
From the portfolio manager        3
Ten largest holdings              5
Financial statements              6
Notes to the financial statements 9
Investments in securities        17
Directors and officers           20
IDS mutual funds                 21

PAGE
To our shareholders

(picture of)
William R. Pearce
President of the Fund
(picture of)
David Bayer
Portfolio manager

From the president
As I indicated in the Fund's previous reports, new agreements between the Fund and American Express Financial Corporation (AEFC) were approved by shareholders in November 1994. The new agreements became effective when the Fund began offering multiple classes of shares on March 20, 1995.
The advantage of offering more than a single class of shares is that investors may choose how they wish to pay sales charges. A portion of these charges compensates your American Express financial advisor (formerly called your IDS planner), who is committed to providing you with outstanding services.
Adding new classes of mutual fund shares does make the presentation of financial information in this report more complex. However, we will continue our effort to make the reports easier to read and understand. Meanwhile, your American Express financial advisor is available to answer your questions.

William R. Pearce


From the portfolio manager
In our report six months age, we noted that while we thought stocks would gain ground during the spring and summer, we didn't expect them to match their impressive first-quarter performance. As it turns out, we're delighted to report that we were wrong in our forecast. In fact, stocks not only kept up their earlier pace, at times they even exceeded it. Most important, IDS Strategy Aggressive Fund fully participated in the advance, producing a double-digit total return for shareholders during the first half of the fiscal year (April through September, 1995).
Stocks enjoyed an excellent environment during the past six months that included a moderate rate of inflation, a stable economy and often-impressive corporate profit reports. No sector took greater comfort from those conditions than did growth stocks, which had found most of the previous year inhospitable.
Technology leads the way
Within the growth group, technology-related stocks easily racked up the biggest gains, led by standout names such as Cisco, Intel and Microsoft. Particularly strong were the stocks of semiconductor producers (whose products are used in personal computers), telecommunications and consumer products.

IDS Strategy Aggressive was especially well-positioned for this good environment for technology stocks. In fact, such issues comprised upwards of 40% of the portfolio during the six-month period. Naturally, as those stocks advanced, they boosted the Fund's net asset value.
Also productive for the Fund were our holdings in the financial sector, which benefited from falling long term interest rates. Health care stocks also showed strength. These companies were helped by a better pricing environment, new product introductions, and merger and acquisition activity.
Further fueling our performance was our decision last spring to gradually but substantially reduce our level of cash reserves and put that money to work in stocks. That paid off as stocks outperformed cash-equivalent investments through the end of the fiscal year.
Looking to the current fiscal year, while we believe that stock market fundamentals remain generally favorable, we also think it's wise to lower expectations somewhat. As of late fall, the market's extended advance without a meaningful pull-back had reached an unprecedented level. Therefore, at least a modest retreat at some point would only be normal and would prove beneficial for the market over the longer-term.
In any event, we remain optimistic about the long-term prospects for growth stocks. Specifically, we are continuing to focus on information technology, global telecommunications, health-care technology and services, and business services, which we believe offer the best potential for gain.

David Bayer

PAGE

Class A
6-month performance
(All figures per share)
Net asset value (NAV)
____________________________
Sept. 30, 1995       $ 18.41
____________________________
March 31, 1995       $ 14.91
____________________________
Increase             $  3.50
____________________________
Distributions
April 1, 1995-Sept. 30, 1995
____________________________
From income          $   --
____________________________
From capital gains   $   --
____________________________
Total distributions  $   --
____________________________
Total return*        +23.5%**
____________________________
Class B
6-month performance
(All figures per share)
Net asset value (NAV)
____________________________
Sept. 30, 1995       $ 18.33
____________________________
March 31, 1995       $ 14.90
____________________________
Increase             $  3.43
____________________________
Distributions
April 1, 1995-Sept. 30, 1995
____________________________
From income          $   --
____________________________
From capital gains   $   --
____________________________
Total distributions  $   --
____________________________
Total return*        +23.0%**
____________________________
Class Y
6-month performance
(All figures per share)
Net asset value (NAV)
____________________________
Sept. 30, 1995       $18.40
____________________________
March 31, 1995       $14.89
____________________________
Increase             $ 3.51
____________________________
Distributions
April 1, 1995-Sept. 30, 1995
____________________________
From income          $  --
____________________________
From capital gains   $  --
____________________________
Total distributions  $  --
____________________________
Total return*       +23.6%**
____________________________
 *The prospectus discusses the
  effects of sales charges, if any,
  on the various classes.
**The total return is a hypothetical
  investment in the Fund with all
  distributions reinvested.

PAGE


Your Fund's ten largest holdings



_____________________________________________________________________________________________________

                                                                        Percent                 Value
                                                         (of Fund's net assets)(as of Sept. 30, 1995)
_____________________________________________________________________________________________________
SAP (Germany)            3.18%                                            $30,032,606
A leading computer software producer, the company is engaged in development, application, training, marketing consultancy and customer support in Germany and overseas.

Nokia Preferred          2.46                                              23,198,850
Manufacturer of wireless telecommunications equipment, especially cellular phones.

3Com                     2.29                                              21,612,500
Designs, manufactures, markets, and supports a wide range of networked client-server computing systems based on industry standards and open systems architecture.

Parametric Technology    2.18                                              20,602,500
A producer of software products for the automation of complex engineering tasks that are essential to the development of virtually all manufactured products.

LSI Logic                1.95                                              18,410,700
Designs, develops, manufactures and markets application-specific integrated circuit products. The company provides computer-aided engineering design and technology services and software design tools that utilize its proprietary technologies.

IDEXX Laboratories       1.90                                              17,961,950
Manufacturer of animal biomedical test products.

Intel                    1.86                                              17,532,450
Designs and manufactures the high-end microprocessor chips and related components used in IBM and
IBM-compatible personal computers.

Cisco Systems            1.86                                              17,498,400
A leader in the "router" segment of the networking industry. Cisco routers allow interconnection of
PCs, minicomputers and mainframe to local and global networks.


Boston Scientific        1.85                                              17,484,775
Develops, manufactures and markets medical devices. The company's products are used in a broad range of medical specialities, including cardiology, vascular surgery, urology, gastroenterology and radiology.

Medtronic                1.84                                              17,393,500
A major, diversified medical device company.


(Pie chart)
The ten holdings listed here make up 21.37% of the Fund's net assets

PAGE

                         Financial statements
                         Statement of assets and liabilities
                         IDS Strategy Aggressive Fund
                         Sept. 30, 1995
______________________________________________________________________________________________________________

                         Assets
______________________________________________________________________________________________________________
                                                                                                   (Unaudited)
Investments in securities, at value (Note 1)
    (identified cost $643,930,762)                                                                $937,347,528
Dividends and accrued interest receivable                                                              251,729
Receivable for investment securities sold                                                           22,448,032
_____________________________________________________________________________________________________________
Total assets                                                                                       960,047,289
_____________________________________________________________________________________________________________

                         Liabilities
_____________________________________________________________________________________________________________
Disbursements in excess of cash on demand deposit                                                    2,946,365
Payable for investment securities purchased                                                          9,233,834
Payable upon return of securities loaned (Note 4)                                                    3,585,000
Accrued investment management services fee                                                              30,702
Accrued distribution fee                                                                                37,484
Accrued service fee                                                                                      8,955
Accrued transfer agency fee                                                                              9,816
Accrued administrative services fee                                                                      2,558
Other accrued expenses                                                                                 253,182
_____________________________________________________________________________________________________________
Total liabilities                                                                                  16,107,896
_____________________________________________________________________________________________________________
Net assets applicable to outstanding capital stock                                                $943,939,393
_____________________________________________________________________________________________________________

                         Represented by
_____________________________________________________________________________________________________________
Capital stock -- authorized 10,000,000,000 shares of $.01 par value                               $    514,919
Additional paid-in capital                                                                         616,158,076
Net operating loss                                                                                  (2,781,999)
Accumulated net realized gain (Notes 1)                                                             36,632,667
Unrealized appreciation of investments and on translation
   of assets and liabilities in foreign currencies                                                 293,415,730
_____________________________________________________________________________________________________________
Total -- representing net assets applicable to outstanding capital stock                          $943,939,393
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares: Class A                                              $ 19,812,437
                                             Class B                                              $924,124,457
                                             Class Y                                              $      2,499

Net asset value per share of outstanding capital stock: Class A shares   1,076,273               $      18.41
                                                        Class B shares  50,415,504               $      18.33
                                                        Class Y shares         136               $      18.40

See accompanying notes to financial statements.
                          Statement of operations
                          IDS Strategy Aggressive Fund
                          Six months ended Sept. 30, 1995
_____________________________________________________________________________________________________________

                          Investment income
_____________________________________________________________________________________________________________
Income:                                                                                           (Unaudited)
Interest                                                                                          $  3,107,394
Dividends (net of foreign taxes withheld of $12,086)                                                 2,035,586
_____________________________________________________________________________________________________________
Total income                                                                                         5,142,980
_____________________________________________________________________________________________________________
Expenses (Note 2):
Investment management services fee                                                                   2,543,790
Distribution fee--Class B                                                                            3,133,136
Transfer agency fee                                                                                    940,121
Incremental transfer agency fee--Class B                                                                61,728
Service fee
   Class A                                                                                              11,200
   Class B                                                                                             731,062
Administrative services fee                                                                            211,982
Compensation of directors                                                                                9,705
Compensation of officers                                                                                 4,011
Custodian fees                                                                                          73,127
Postage                                                                                                 96,501
Registration fees                                                                                       47,440
Reports to shareholders                                                                                 40,334
Audit fees                                                                                              12,455
Administrative                                                                                           2,882
Other                                                                                                    4,890
_____________________________________________________________________________________________________________
Total expenses                                                                                      7,924,364
_____________________________________________________________________________________________________________
Investment loss -- net                                                                              (2,781,384)
_____________________________________________________________________________________________________________

                          Realized and unrealized gain -- net
_____________________________________________________________________________________________________________
Net realized gain on security and foreign currency transactions
   (including loss of $1,827 from foreign currency transactions) (Note 3)                          32,515,231
Net change in unrealized appreciation or depreciation of investments and on
   translation of assets and liabilities in foreign currencies                                    148,351,324
_____________________________________________________________________________________________________________
Net gain on investments and foreign currency                                                       180,866,555
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                                              $178,085,171
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.
/TABLE

                          Financial statements
                          Statements of changes in net assets
                          IDS Strategy Aggressive Fund

_____________________________________________________________________________________________________________

                          Operations and distributions                       Sept. 30, 1995     March 31, 1995
_____________________________________________________________________________________________________________
                                                                            Six months ended        Year ended
                                                                                (Unaudited)
Investment loss -- net                                                          $ (2,781,384)    $  (2,825,273)
Net realized gain on investments and foreign currency                             32,515,231         4,230,074
Net change in unrealized appreciation or depreciation of investments
and on translation of assets and liabilities in foreign currencies               148,351,324        36,275,562
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                             178,085,171        37,680,363
_____________________________________________________________________________________________________________
Distributions to shareholders from:
 Net investment income
   Class B                                                                              (615)               --
 Net realized gain
   Class B                                                                                --        (7,895,939)
_____________________________________________________________________________________________________________
Total distributions                                                                     (615)       (7,895,939)
_____________________________________________________________________________________________________________

                          Capital share transactions (Note 5)
_____________________________________________________________________________________________________________
Proceeds from sales
   Class A shares (Note 2)                                                        25,669,234         8,137,518
   Class B shares                                                                 49,601,891       188,093,770
   Class Y shares                                                                      2,050                20
Reinvestment of distributions at net asset value
  Class B shares                                                                         615         7,859,857
Payments for redemptions
  Class A shares                                                                 (15,960,504)         (877,592)
  Class B shares (Note 2)                                                        (76,863,384)     (101,845,298)
_____________________________________________________________________________________________________________

Increase (decrease) in net assets from capital share transactions                (17,550,098)      101,368,275
_____________________________________________________________________________________________________________

Total increase in net assets                                                     160,534,458       131,152,699

Net assets at beginning of period                                               783,404,935       652,252,236
_____________________________________________________________________________________________________________
Net assets at end of period                                                     $943,939,393      $783,404,935
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE
                         Notes to financial statements

                         IDS Strategy Aggressive Fund
                         (Unaudited as to Sept. 30, 1995)
___________________________________________________________________________
1. Summary of significant accounting policies

The Fund is a series of IDS Strategy Fund, Inc. and registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares, which the Fund began offering on March 20, 1995, are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares, which the Fund also began offering on March 20, 1995, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board of directors. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell stock index futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and
foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

An annual dividend declared and paid by the end of the calendar year from net investment income is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.
___________________________________________________________________________
2. Expenses and sales charges

Effective March 20, 1995, when the Fund began offering multiple classes of shares, the Fund entered into agreements with AEFC for managing its portfolio, providing administrative services and serving as transfer agent as follows: Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.6% to 0.5% annually.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.03% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing - related services as follows: Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $169,999 for Class A and $342,618 for Class B for the six months ended Sept. 30, 1995. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

The Fund has a retirement plan for its independent directors. Upon retirement, directors receive monthly payments equal to one-half of the retainer fee for as many months as they served as directors up to 120 months. There are no death benefits. The plan is not funded but the Fund recognizes the cost of payments during the time the directors serve on the board. The retirement plan expense amounted to $7,912 for the six months ended Sept. 30, 1995.

___________________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $467,885,700 and $442,221,465, respectively, for the six months ended Sept. 30, 1995. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $6,816 for the six months ended Sept. 30, 1995.
___________________________________________________________________________
4. Lending of portfolio securities

At Sept. 30, 1995, securities valued at $3,478,750 were on loan to brokers. For collateral, the Fund recieved $3,585,000 in cash. Income from securities lending amounted to $22,258 for the six months ended Sept. 30, 1995. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

_____________________________________________________________________________
                                     Six months ended Sept. 30, 1995

                                Class A        Class B           Class Y
_____________________________________________________________________________
Sold                          1,504,546     3,064,021                135
Issued for reinvested                --            44                 --
  distributions
Redeemed                       (916,500)   (4,735,978)                --
_____________________________________________________________________________

Net increase (decrease)         588,046    (1,671,913)               135
_____________________________________________________________________________

                                     Year ended March 31, 1995

                               Class A*       Class B           Class Y*
_____________________________________________________________________________
Sold                            546,769    13,396,433                  1
Issued for reinvested                --       560,846                 --
  distributions
Redeemed                        (58,542)   (7,193,696)               --
_____________________________________________________________________________

Net increase                    488,227     6,763,583                  1
_____________________________________________________________________________
*Inception date was March 20, 1995.

________________________________________________________________________________

6. Financial highlights

                           IDS Strategy Aggressive Fund

                           The table below shows certain important financial information for evaluation the funds results.

                           Performance
                           Financial highlights

                           Fiscal period ended March 31,
                           Per share income and capital changes*

                             Class A                               Class B                              Class Y
                           _____________          ____________________________________________        _____________

                             1995*** 1995**       1995*** 1995     1994    1993    1992    1991        1995*** 1995**
Net asset value,           $14.91  $14.87       $14.90  $14.39   $15.12  $15.37  $13.73  $12.42      $14.89  $15.19
beginning of period
                           Income from investment operations:
Net investment income          --     .01         (.07)   (.05)    (.14)   (.11)  (.03)     .15         .01      --
(loss)
Net gains (losses)           3.50     .03         3.50     .71      .83     .61    2.35    2.01        3.50    (.30)
(both realized and unrealized)

Total from investment        3.50     .04         3.43     .66      .69     .50    2.32    2.16        3.51    (.30)
operations
                           Less distributions:
Dividends from net             --      --           --      --       --      --    (.01)   (.16)         --      --
investment income

Distributions from             --      --           --    (.15)   (1.42)   (.75)   (.67)   (.69)         --      --
realized gains


Total distributions            --      --           --    (.15)   (1.42)   (.75)   (.68)   (.85)         --      --

Net asset value,           $18.41  $14.91       $18.33  $14.90   $14.39  $15.12  $15.37  $13.73      $18.40  $14.89
end of period
                           Ratios/supplemental data

                             Class A                               Class B                              Class Y
                             _____________        ____________________________________________        _____________

                             1995*** 1995**       1995*** 1995     1994    1993    1992    1991        1995*** 1995**

Net assets, end of period     $20      $7         $924    $776     $652    $582    $473    $352         $--    $--
(in millions)

Ratio of expenses to        1.12%+  1.18%+       1.88%+  1.80%    1.71%   1.75%   1.62%   1.61%        .95%+   --%#
average daily net assets

Ratio of net income          .03%+  1.26%+      (.67%)+ (.41%)   (.99%)  (.82%)  (.27%)   1.17%        .24%+   --%#
to average daily net assets

Portfolio turnover rate       59%    111%          59%    111%     55%     49%     52%      64%         59%    111%
(excluding short-term
securities)
Total return++              25.3%    0.3%        23.0%    4.7%    4.1%    3.2%   16.8%    18.9%       23.6%   (2.0%)


                           *For a share outstanding throughout the period. Rounded to the nearest cent.
                          **Inception date was March 20, 1995 for Class A and Y.
                         ***Six months ended Sept. 30, 1995 (Unaudited).
                           #Ratio of expenses and net investment income to average daily net assets is not presented for Class Y as only one share was outstanding during the period.
                           +Adjusted to an annual basis.
                          ++Total return does not reflect payment of a sales charge.

PAGE

                         Investments in securities

                         IDS Strategy Aggressive Fund                                         (Percentages represent value of
                         Sept. 30, 1995 (Unaudited)                                       investments compared to net assets)
_____________________________________________________________________________________________________________________________

Common stocks (91.9%)
_____________________________________________________________________________________________________________________________
Issuer                                                                                   Shares                      Value(a)
_____________________________________________________________________________________________________________________________
Aerospace & defense (1.0%)
Loral                      83,600$  4,765,200
Precision Castparts       131,4004,796,100
                            _____________
Total                           9,561,300
_____________________________________________________________________________________________________________________________
Banks and savings & loans (3.4%)
Bank of Boston            250,60011,934,825
Charter One Financial     147,2004,342,400
First Chicago              79,3005,441,962
GP Financial              156,8004,331,600
MBNA                      144,3006,006,488
                                                                                                                 ____________
Total                          32,057,275
_____________________________________________________________________________________________________________________________
Beverages & tobacco (0.5%)
Canandaigua Wine           89,700  (b)4,361,662
_____________________________________________________________________________________________________________________________
Building materials (0.5%)
Tyco Intl                  69,0004,347,000
_____________________________________________________________________________________________________________________________
Chemicals (3.0%)
Ecolab                    299,0008,259,875
Morton Intl               143,6004,451,600
Praxair                   361,9009,680,825
U.S. Filter               245,000  (b)5,880,000
                            _____________
Total                          28,272,300
_____________________________________________________________________________________________________________________________
Communications equipment (5.3%)
Andrew                    142,500  (b)8,710,312
Ascend Communications      69,800  (b)5,584,000
Cascade Communications         145,400(b) 7,160,950
Glenayre Technologies      74,3005,349,600
StrataCom                 143,700  (b)7,939,425
Tellabs                   365,800  (b)15,409,325
                             ____________
Total                          50,153,612
_____________________________________________________________________________________________________________________________

See accompanying notes to investments in securities.

Computers & office equipment (17.9%)
Acclaim Entertainment      95,900(b,c)2,469,425
ArcSys                     96,900(b,c)3,997,125
AutoDesk                   85,9003,758,125
Broderbund Software        63,600  (b)4,841,550
Ceridian                  118,5005,258,437
Checkfree                 115,800  (b)2,316,000
Cisco Systems             253,600  (b)17,498,400
Compaq Computer           181,800  (b)8,794,575
Computer Sciences         168,100  (b)10,821,437
First Financial Management      75,000    7,321,875
HCIA                       74,700  (b)1,923,525
Informix                   76,200  (b)2,476,500
Komag                      33,300  (b)2,176,988
Macromedia                  2,000  (b)114,250
Maxis                      62,000  (b)2,728,000
Microsoft                  70,000  (b)6,335,000
Novell                    377,000  (b)6,880,250
Oracle Systems            451,500  (b)17,326,313
Parametric Technology     335,000  (b)20,602,500
Policy Management Systems       89,700(b) 4,597,125
Sierra On-Line             79,200  (b)3,108,600
Silicon Graphics          150,000  (b)5,156,250
Synopsys                  211,200  (b)6,494,400
3Com                      475,000  (b)21,612,500
                                                                                                                _____________
Total                         168,609,150
_____________________________________________________________________________________________________________________________
Electronics (9.8%)
Applied Materials         139,600  (b)14,274,100
AVX                       209,500  (b)7,018,250
General Scanning           12,600  (b)141,750
Intel                     291,60017,532,450
KLA Instruments            24,700  (b)1,982,175
Lam Research               37,700  (b)2,252,575
Linear Technology         278,20011,545,300
LSI Logic                 318,800  (b)18,410,700
Molex                     132,6254,807,656
Vishay Intertechnology         341,800(b)14,355,600
                            _____________
Total                          92,320,556
_____________________________________________________________________________________________________________________________
Energy (0.4%)
Pogo Producing            187,2004,258,800
_____________________________________________________________________________________________________________________________
Energy equipment & services (0.5%)
Fluor                      78,9004,418,400
_____________________________________________________________________________________________________________________________
Financial services (2.2%)
Block (H&R)                60,4002,295,200
Dean Witter                92,0005,175,000
Household Intl             97,7006,057,400
Paychex                   159,3007,367,625
                                                                                                                 ____________
Total                          20,895,225
_____________________________________________________________________________________________________________________________
Health care (12.5%)
Amgen                     224,800  (b)11,211,900
Arrow Intl                 58,9002,547,425
Boston Scientific         410,200  (b)17,484,775
Chiron                     56,100  (b)5,077,050
Genzyme                   108,600  (b)6,298,800
Gilead Sciences           192,500  (b)4,235,000
IDEXX Laboratories        482,200  (b)17,961,950
Medtronic                 323,60017,393,500
Pfizer                    309,40016,514,225
Stryker                    57,5002,680,938
Target Therapeutics       102,000  (b)7,140,000
Tecnol Medical Products        260,300(b) 5,010,775
Thermedics                215,900  (b)4,291,013
                                                                                                                 ____________
Total                         117,847,351
_____________________________________________________________________________________________________________________________
Health care services (5.7%)
AmeriSource Health        104,400  (b)2,818,800
Cardinal Distribution     135,8007,519,925
HBO                       240,90015,056,250
HEALTHSOUTH               227,700  (b)5,806,350
Medaphis                  258,200  (b)7,229,600
Pediatrix                 118,700  (b)2,433,350
Service Corp Intl         200,1007,828,913
Stewart Enterprises       140,0005,075,000
                              ___________
Total                          53,768,188
_____________________________________________________________________________________________________________________________
Household products (0.6%)
Duracell Intl             129,5005,811,312
_____________________________________________________________________________________________________________________________
Industrial equipment & services (2.1%)
Case                      120,7004,435,725
Cincinnati Milacron        24,100 759,150
KEMET                     257,000  (b)8,802,250
Molten Metal Technology         30,400(b)   984,200
Sanifill                  144,500  (b)4,732,375
                              ___________
Total                          19,713,700
_____________________________________________________________________________________________________________________________
Insurance (2.9%)
Amer Re                   109,6004,219,600
NAC Re                    135,6004,915,500
Progressive Corp Ohio     109,1004,882,225
UNUM                      259,30013,678,075
                             ____________
Total                          27,695,400
_____________________________________________________________________________________________________________________________
Leisure time & entertainment (1.1%)
Cannondale                138,200  (b)2,280,300
Gaylord Entertainment     169,8004,605,825
Station Casinos           206,400  (b)3,173,400
                            _____________
Total                          10,059,525
_____________________________________________________________________________________________________________________________
Media (5.0%)
CBS                        59,2004,728,600
Comcast                   218,9004,378,000
Cox Broadcast             337,300  (b)6,830,325
General Instrument        138,600  (b)4,158,000
Liberty Media              93,800  (b)2,509,150
New World                 412,600  (b)8,509,875
Tribune                    78,7005,223,713
Viacom                    123,100  (b)6,124,225
Viacom Intl               103,700  (b)5,159,075
                                                                                                                 ____________
Total                          47,620,963
_____________________________________________________________________________________________________________________________
Multi-industry conglomerates (2.9%)
Alco Standard              86,3007,313,925
Manpower                  227,4006,594,600
Olsten                    131,0005,092,625
Robert Half Intl          248,600  (b)8,483,475
                             ____________
Total                          27,484,625
_____________________________________________________________________________________________________________________________
Restaurants & lodging (3.8%)
Boston Chicken            171,700  (b)4,485,662
HFS                       208,30010,909,712
Promus Hotel              441,700  (b)10,048,675
Red Lion Inns L.P.        211,700  (b)4,445,700
Starbucks                 170,500  (b)6,479,000
                             ____________
Total                          36,368,749
_____________________________________________________________________________________________________________________________
Retail (3.5%)
Barnes & Noble            140,000  (b)5,355,000
Corporate Express         203,100  (b)4,950,562
CUC Intl                  123,900  (b)4,321,012
General Nutrition         124,600  (b)5,669,300
Office Depot               23,400  (b)704,925
PETsMART                  182,850  (b)6,171,188
Viking Office Products         137,200(b) 5,728,100
                            _____________
Total                          32,900,087
_____________________________________________________________________________________________________________________________
Utilities-gas (0.5%)
Enron                     140,0004,690,000
_____________________________________________________________________________________________________________________________
Utilities-telephone (1.7%)
LCI Intl                  147,3005,781,525
MFS Communications        105,400  (b)4,611,250
Paging Network            113,600  (b)5,452,800
                             ____________
Total                          15,845,575
_____________________________________________________________________________________________________________________________
Foreign (5.1%)(d)
Elsag Bailey Process Automation NV          152,000(b)4,959,000
Korea Mobil Telecom         5,500  (b)5,921,971
Nera Telecom ADR          160,200  (b)5,506,875
Nokia Preferred           332,60023,198,850
Reuters Holdings ADR       88,300  (b)4,668,863
Tele Danmark ADR          155,1004,013,213
                             ____________
Total                          48,268,772
_____________________________________________________________________________________________________________________________
Total common stocks
(Cost: $596,268,796)         $867,329,527
_____________________________________________________________________________________________________________________________

Preferred stock & other (3.2%)
_____________________________________________________________________________________________________________________________
Issuer                                                                                   Shares                      Value(a)
_____________________________________________________________________________________________________________________________
Jan Bell
Warrants                    2,473  (e)$         --
SAP                       184,30030,032,606

_____________________________________________________________________________________________________________________________
Total preferred stock & other
(Cost: $7,676,571)           $ 30,032,606
_____________________________________________________________________________________________________________________________

_____________________________________________________________________________________________________________________________

Short-term securities (4.2%)
_____________________________________________________________________________________________________________________________
Issuer                                                     Annualized                 Amount                         Value(a)
                                                             yield on              payable at
                                                              date of                maturity
                                                             purchase
_____________________________________________________________________________________________________________________________
U.S. government agency (0.1%)
Federal Home Loan Mtge Corp
Disc Note
10-06-95            5.68%$1,000,000$    999,058
______________________________________________________________________________________________________________________________
Commercial paper (4.1%)
Alabama Power
10-26-95             5.744,000,0003,983,533
Aon
10-16-95             5.755,500,0005,486,018
Campbell Soup
10-18-95             5.734,500,0004,487,175
Cargill
10-20-95             5.732,900,0002,890,817
Lincoln Natl DTC
11-14-95             5.691,500,000 (f)1,489,425
Pfizer
10-19-95             5.753,000,000 (f)2,990,959
Reed Elsevier
10-19-95             5.751,600,000 (f)1,595,170
Siemens
10-12-95             5.755,498,0005,487,517
SmithKline Beecham
10-23-95             5.745,000,0004,981,792
U S WEST
10-24-95             5.721,600,0001,593,931
Wachovia Bank
10-17-95             5.754,000,0004,000,000
                             ____________
Total                          38,986,337
_____________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $39,985,395)          $ 39,985,395
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $643,930,762)(g)                $937,347,528
_____________________________________________________________________________________________________________________________

Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Presently non-income producing.
(c) Security is partially or fully on loan. See Note 4 to the financial statements.
(d) Foreign security values are stated in U.S. dollars.
(e) Presently negligible market value.
(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under
    Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board of directors.
(g) At Sept. 30, 1995, the cost of securities for federal income tax purposes was approximately
    $643,931,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation$297,075,000
    Unrealized depreciation(3,658,000)
    ___________________________________________________________________________________________
    Net unrealized appreciation$293,417,000
    ___________________________________________________________________________________________
/TABLE

Directors and officers
Directors and officers of the Fund
_____________________________________________________________________
President and interested director

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.
_____________________________________________________________________
Independent directors

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for
Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Donald M. Kendall
Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird
Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.

Lewis W. Lehr
Former chairman and chief executive officer, Minnesota Mining and Manufacturing Company (3M).

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board and chief executive officer, The Valspar Corporation.
_____________________________________________________________________
Interested directors who are officers and/or employees of AEFC.

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.
_____________________________________________________________________
Officers who also are officers and or/employees of AEFC.

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.
_____________________________________________________________________
Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.

PAGE
IDS mutual funds

Cash equivalent investments

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Income investments

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income.
Secondary objective is capital growth. Risk varies by bond quality.

IDS Global Bond Fund

Invests primarily in debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

IDS Extra Income Fund

Invests mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) cornucopia

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

IDS Selective Fund

Invests in high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests primarily in securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) federal building

Tax-exempt income investments

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax. Risk varies by bond quality.

IDS High Yield Tax-Exempt Fund

Invests primarily in medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the fund but does not guarantee the market value of the fund's shares.

(icon of) shield with eagle head

Growth and income investments

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Moderate risk.

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Managed Retirement Fund

Invests in a combination of common stocks, fixed-income investments and money market securities to seek a maximum total return through a combination of growth of capital and current income.

(icon of) bird in a nest

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three apple trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Stock Fund

Invests in common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) electrical cord

IDS Diversified Equity Income Fund

Invests primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) four puzzle pieces

IDS Mutual

Invests in a balance between common stocks and senior securities
(preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Growth investments

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Growth Fund

Invests primarily in companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS Global Growth Fund

Invests in stocks of companies throughout the world that are positioned to meet market needs in a changing world economy.
These companies offer above-average potential for long-term growth.

(icon of) world

IDS New Dimensions Fund

Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Specialty growth investment

This fund aggressively seeks capital growth as a hedge against inflation.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. This is the most aggressive and most speculative
IDS mutual fund.

(icon of) cart of precious gems

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

PAGE
Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Strategy Aggressive Fund
IDS Tower 10
Minneapolis, MN 55440-0010

IDS
Equity Value Fund

1995 semiannual report

(icon of three flowers)

The goal of IDS Equity Value Fund, a part of IDS Strategy Fund, Inc., is growth of capital and income. The Fund invests primarily in equity securities that provide income, offer the opportunity for long-term capital growth, or both.

Distributed by
American Express
Financial Advisors Inc.

(icon of three flowers)

Best of the bargains

Just like anything else, stocks of solid companies sometimes go "on sale." That is, they fall out of favor with investors and their prices decline. These
"value" stocks represent a classic opportunity to "buy low" in the market, which is what Equity Value
Fund seeks to do. Investors benefit when the potential of such companies is rediscovered, causing the stocks to regain favor.

Contents
From the president      3
From the portfolio manager   3
Ten largest holdings    5
Financial statements    6
Notes to financial statements 9
Investments in securities   17
Directors and officers      20
IDS mutual funds       21

   To our shareholders

(Picture of William R. Pearce)
William R. Pearce
President of the Fund

(Picture of Thomas W. Medcalf)
Thomas W. Medcalf
Portfolio manager

From the president
As I indicated in the Fund's previous reports, new agreements between the Fund and American Express Financial Corporation (AEFC) were approved by shareholders in November 1994. The new agreements became effective when the Fund began offering multiple classes of shares on March 20, 1995.

The advantage of offering more than a single class of shares is that investors may choose how they wish to pay sales charges.
A portion of these charges compensates your American Express financial advisor (formerly called your IDS planner), who is committed to providing you with outstanding services.

Adding new classes of mutual fund shares does make the presentation of financial information in this report more complex. However, we will continue our effort to make the reports easier to read and understand. Meanwhile, your American Express financial advisor is available to answer your questions.

William R. Pearce
From the portfolio manager

A highly favorable investment environment prevailed throughout most of the spring and summer, enabling IDS Equity Value Fund to post a double-digit total return for the first half of the fiscal year
(May through September, 1995).

After struggling during much of 1994, the stock market got off to a strong start in 1995, thanks to a decline in long-term interest rates. Soon, surprisingly good corporate profit reports and the continuation of a subdued inflation rate created additional market momentum. The result was a roaring rally that persisted with only minor interruptions through the end of the fiscal period in September.

Growth stocks
lead advance

Most of the time, growth stocks - those of companies boasting rapidly growing profits - were at the forefront of the market's advance.
Of that group, stocks of high-technology companies, especially producers of semiconductors, were especially strong.

That trend worked to the Fund's disadvantage during the past six months, because growth stocks rarely fit our value-oriented investment style.

Growth stocks tend to be high-priced relative to their respective companies' earnings power, and are subject to above-average price declines as well as upswings. Value stocks, on the other hand, usually represent more-established companies (often of the blue chip variety), pay substantial dividends and sell at prices below their true market potential.

Banks, insurance
provide boost

That notwithstanding, many of our holdings generated good gains.
The leading examples were in the financial services sector, especially in the banking and insurance areas. These stocks, which comprised an above-average portion of the portfolio, were buoyed by falling long-term interest rates.

Complementing them were our health-care stocks, our second-best group of performers.

As for disappointments, our "cyclical" stocks such as those in the auto, chemicals and energy sectors were less productive than the U.S. market as a whole. The same was true of our holdings in the retailing group and our foreign stocks.

The structure of the portfolio remained essentially the same during the six months, as we made no meaningful shifts in or out of stock sectors. We did, however, reduce the number of stocks in the portfolio to allow us to better allocate our investment attention. Given the stock market's remarkable run-up thus far in 1995, we're expecting a more modest performance in the second half of the fiscal year. If that outlook proves to be correct, we think the relatively conservative stocks that characterize our portfolio will begin to look increasingly attractive to investors.

Thomas W. Medcalf

Class A
6-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 1995     $10.25
March 31, 1995     $ 9.21
Increase           $ 1.04

Distributions
April 1, 1995 - Sept. 30, 1995
From income        $ 0.13
From capital gains$   --
Total distributions$ 0.13

Total return*    +12.7%**

Class B
6-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 1995     $10.25
March 31, 1995     $ 9.21
Increase           $ 1.04

Distributions
April 1, 1995 - Sept. 30, 1995
From income        $ 0.09
From capital gains$   --
Total distributions$ 0.09

Total return*    +12.3%**

Class Y
6-month performance
(All figures per share)
Net asset value (NAV)
Sept. 30, 1995     $10.25
March 31, 1995     $ 9.21
Increase           $ 1.04

Distributions
April 1, 1995 - Sept. 30, 1995
From income        $ 0.14
From capital gains$   --
Total distributions$ 0.14

Total return*    +12.9%**

 *The prospectus discusses the effects of sales
  charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

PAGE

Your fund's ten largest holdings

(Pie chart) The ten holdings listed here make up 15.83% of the fund's net assets

Equity Value Fund

_____________________________________________________________________________________

                                                       Percent                 Value
                                          of fund's net assets)(as of Sept. 30, 1995)
_____________________________________________________________________________________
                                                                          (Unaudited)
Pfizer                                                   1.64%             $24,018,750
Leading producer of pharmaceuticals, hospital products, animal health items, non-prescription medications and specialty chemicals.

NationsBank                                              1.61               23,537,500
A bank holding company with a strong presence in North Carolina, South Carolina,
Texas, Virginia, Florida and Georgia.

Xerox                                                    1.61               23,515,625
A large, multinational company focused on the document-processing business.
The company also operates several financial services businesses.

General Motors                                           1.60               23,437,500
A high-technology applications company engaged in automotive electronics, defense electronics, telecommunications and commercial technology.

Anheuser Busch                                           1.60               23,390,625
The leading brewer in the United States. The company is also a producer of baked goods and snacks, and is an operator of theme parks.

St. Paul Companies                                       1.60               23,350,000
Through its subsidiaries, the St. Paul Company is primarily engaged in property-
liability insurance, underwriting, insurance brokerage, and investment banking and asset management.

Philip Morris                                            1.57               22,962,500
The largest cigarette company, Philip Morris has become the second largest packaged-food company in the world as a result of its Kraft acquisition.

SmithKline Beecham                                       1.56               22,781,250
One of the world's largest phamaceutical and health-care companies, providing a wide range of prescription and over-the-counter drugs and clinical laboratory services.

General Electric                                         1.52               22,312,500
A diversified company with interest in maufacturing, broadcasting (NBC), financial services and technology.

Repsol SA ADR                                            1.52               22,225,000
The major gasoline refiner and marketer in Spain, in now venturing abroad in a search for oil and gas. The company also has interests in commodity chemicals.

PAGE

                         Statement of assets and liabilities

                         IDS Equity Value Fund
                         Sept. 30, 1995
_____________________________________________________________________________________________________________

Assets
_____________________________________________________________________________________________________________
                                                                                                    (Unaudited)
Investments in securities, at value (Note 1)
  (identified cost $1,280,111,426)                                                              $1,466,846,427
Dividends and accrued interest receivable                                                            4,216,299
Receivable for investment securities sold                                                           24,616,072
U.S. government securities held as collateral (Note 5)                                              30,240,321
_____________________________________________________________________________________________________________
Total assets                                                                                     1,525,919,119
_____________________________________________________________________________________________________________

                         Liabilities
_____________________________________________________________________________________________________________
Disbursements in excess of cash on demand deposit                                                   14,380,615
Dividends payable to shareholders                                                                       79,681
Payable for investment securities purchased                                                         17,552,763
Payable upon return of securities loaned (Note 5)                                                   30,731,721
Accrued investment management services fee                                                              40,284
Accrued distribution fee                                                                                59,169
Accrued service fee                                                                                     13,937
Accrued transfer agency fee                                                                             12,837
Accrued administrative services fee                                                                      2,800
Other accrued expenses                                                                                 376,362
_____________________________________________________________________________________________________________
Total liabilities                                                                                  63,250,169
_____________________________________________________________________________________________________________
Net assets applicable to outstanding capital stock                                              $1,462,668,950
_____________________________________________________________________________________________________________

                         Represented by
_____________________________________________________________________________________________________________
Capital stock -- authorized 10,000,000,000 shares of $.01 par value;                            $    1,427,455
Additional paid-in capital                                                                       1,243,857,100
Undistributed net investment income                                                                    375,804
Accumulated net realized gain (Note 1)                                                              30,265,650
Unrealized appreciation of investments and on translation of assets
  and liabilities in foreign currencies                                                            186,742,941
_____________________________________________________________________________________________________________
Total -- representing net assets applicable to outstanding capital stock                        $1,462,668,950
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares: Class A                                            $   13,857,180
                                             Class B                                            $1,448,810,636
                                             Class Y                                            $        1,134

Net asset value per share of outstanding capital stock: Class A shares   1,352,375             $        10.25
                                                        Class B shares 141,393,015             $        10.25
                                                        Class Y shares         111             $        10.25

See accompanying notes to financial statements.
PAGE
                          Financial statements

                          Statement of operations
                          IDS Equity Value Fund
                          Six months ended Sept. 30, 1995
_____________________________________________________________________________________________________________

                          Investment income
_____________________________________________________________________________________________________________
                                                                                                  (Unaudited)
Income:
Interest                                                                                          $  4,424,302
Dividends (net of foreign taxes withheld of $305,406)                                               20,386,365
_____________________________________________________________________________________________________________
Total income                                                                                        24,810,667
_____________________________________________________________________________________________________________
Expenses (Note 2):
Investment management services fee                                                                   3,513,590
Distribution fee - Class B                                                                           5,190,432
Transfer agency fee                                                                                  1,195,068
Incremental transfer agency fee - Class B                                                               80,712
Service fee
  Class A                                                                                                8,142
  Class B                                                                                            1,204,958
Administrative services fee                                                                            245,845
Compensation of directors                                                                               11,802
Compensation of officers                                                                                 5,181
Custodian fees                                                                                         217,642
Postage                                                                                                104,838
Registration fees                                                                                       41,637
Reports to shareholders                                                                                 22,574
Audit fees                                                                                              10,000
Administrative                                                                                           4,702
Other                                                                                                   11,372
_____________________________________________________________________________________________________________

Total expenses                                                                                     11,868,495
_____________________________________________________________________________________________________________

Investment income -- net                                                                            12,942,172
_____________________________________________________________________________________________________________

                          Realized and unrealized gain -- net
_____________________________________________________________________________________________________________
Net realized gain on security and foreign currency transactions (Note 3)                           37,639,980
Net change in unrealized appreciation or depreciation of investments and on
  translation of assets and liabilities in foreign currencies                                     110,518,414
_____________________________________________________________________________________________________________
Net gain on investments and foreign currency                                                       148,158,394
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                                              $161,100,566
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.
/TABLE

PAGE

                          Financial statements

                          Statements of changes in net assets
                          IDS Equity Value Fund

_____________________________________________________________________________________________________________

                          Operations and distributions                       Sept. 30, 1995    March 31, 1995
_____________________________________________________________________________________________________________
                                                                           Six months ended        Year ended
                                                                                (Unaudited)
Investment income -- net                                                      $   12,942,172    $   24,535,993
Net realized gain on investments and foreign currency                             37,639,980         7,363,051
Net change in unrealized appreciation or depreciation
  of investments and on translation of assets and
  liabilities in foreign currencies                                              110,518,414        57,194,997
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                             161,100,566        89,094,041
_____________________________________________________________________________________________________________
Distributions to shareholders from:
 Net investment income
   Class A                                                                          (151,828)          (31,456)
   Class B                                                                       (13,351,042)      (24,811,727)
   Class Y                                                                               (15)               --
 Net realized gains
   Class B                                                                                --       (55,817,534)
_____________________________________________________________________________________________________________
Total distributions                                                              (13,502,885)      (80,660,717)
_____________________________________________________________________________________________________________

                          Capital share transactions (Note 4)
_____________________________________________________________________________________________________________
Proceeds from sales
   Class A shares (Note 2)                                                         7,340,317         6,221,965
   Class B shares                                                                 77,419,166       312,970,153
   Class Y shares                                                                      1,000                20
Reinvestment of distributions at net asset value
   Class A shares                                                                    149,545            31,089
   Class B shares                                                                 13,197,156        79,769,788
   Class Y shares                                                                         15                --
Payments for redemptions
   Class A shares                                                                   (871,727)          (63,496)
   Class B shares (Note 2)                                                       (92,333,123)     (128,511,731)
_____________________________________________________________________________________________________________

Increase in net assets from capital share transactions                             4,902,349       270,417,788
_____________________________________________________________________________________________________________

Total increase in net assets                                                     152,500,030       278,851,112

Net assets at beginning of period                                             1,310,168,920     1,031,317,808
_____________________________________________________________________________________________________________
Net assets at end of period
  (including undistributed net investment income of $375,804
   and $936,517)                                                              $1,462,668,950    $1,310,168,920
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE
                         Notes to financial statements

                         IDS Equity Value Fund
                         (Unaudited as to Sept. 30, 1995)
______________________________________________________________________________
1. Summary of significant accounting policies

The Fund is a series of IDS Strategy Fund, Inc. and registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund offers Class A, Class B and Class Y shares. Class A shares, which the Fund began offering on March 20, 1995, are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to class A after eight years. Class Y shares, which the Fund also began offering on March 20, 1995, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board of directors. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell stock index futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and
foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared and paid quarterly are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last dividend at the end of the calendar quarter.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.
______________________________________________________________________________
2. Expenses and sales charges

Effective March 20, 1995, when the Fund began offering multiple classes of shares, the Fund entered into agreements with AEFC for managing its portfolio, providing administrative services and serving as transfer agent as follows:
Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.53% to 0.4% annually.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services as follows: Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $128,866 for Class A and $522,637 for Class B for the six months ended Sept. 30, 1995. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

The Fund has a retirement plan for its independent directors. Upon retirement, directors receive monthly payments equal to one-half of the retainer fee for as many months as they served as directors up to 120 months. There are no death benefits. The plan is not funded but the Fund recognizes the cost of payments during the time the directors serve on the board. The retirement plan expense amounted to $3,032 for the six months ended Sept. 30, 1995.
______________________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $354,439,251 and $348,386,606, respectively, for the six months ended Sept. 30, 1995. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $23,472 for the six months ended Sept. 30, 1995.
______________________________________________________________________________
4. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:
________________________________________________________________________________________
                                  Six months ended Sept. 30, 1995

                                Class A        Class B           Class Y
___________________________________________________________________________
Sold                            746,163      7,974,762               107
Issued for reinvested            14,944      1,325,160                 2
   distributions
Redeemed                        (88,855)    (9,475,741)               --
___________________________________________________________________________

Net increase (decrease)         672,252       (175,819)              109
___________________________________________________________________________

                                  Year ended March 31, 1995

                               Class A*        Class B          Class Y*
___________________________________________________________________________

Sold                            683,711     33,954,887                 2
Issued for reinvested             3,367      9,108,628                --
  distributions
Redeemed                         (6,955)   (14,021,209)               --
___________________________________________________________________________

Net increase                    680,123     29,042,306                 2
___________________________________________________________________________

*Inception date was March 20, 1995.

___________________________________________________________________________
5. Lending of portfolio securities

At Sept. 30, 1995, securities valued at $30,066,075 were on loan to brokers. For collateral, the Fund received $491,400 in cash and U.S. government securities valued at $30,240,321. Income from securities lending amounted to $104,487 for the six months ended Sept. 30, 1995. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

______________________________________________________________________________
6. Financial highlights

The table below shows certain important financial information for evaluating the Fund's results.

                          Fiscal period ended March 31,
                          Per share income and capital changes*

                                Class A                           Class B                               Class Y
                             ______________     _______________________________________________      ______________
                             1995*** 1995**          1995*** 1995    1994   1993   1992    1991      1995*** 1995**
Net asset value,            $ 9.21  $9.10          $ 9.21   $9.17   $9.46  $8.90  $8.22   $7.92      $ 9.21  $9.23
beginning of period
                           Income from investment operations:
Net investment income          .12    .01             .09     .19     .18    .19    .22     .26        .13     --

Net gains (losses)            1.05    .15            1.04     .47     .37   1.18    .98     .48       1.05    .03
(both realized and unrealized)

Total from investment         1.17    .16            1.13     .66     .55   1.37   1.20     .74       1.18    .03
operations
                           Less distributions:
Dividends from net            (.13)  (.05)           (.09)   (.19)   (.18)  (.19)  (.22)   (.26)      (.14)  (.05)
investment income

Distributions from              --     --              --    (.43)   (.66)  (.62)  (.30)   (.18)        --     --
realized gains

Total distributions           (.13)  (.05)           (.09)   (.62)   (.84)  (.81)  (.52)   (.44)      (.14)  (.05)

Net asset value,            $10.25  $9.21          $10.25   $9.21   $9.17  $9.46  $8.90   $8.22     $10.25  $9.21
end of period
                           Ratios/supplemental data
                             ______________     _______________________________________________      ______________
                             1995*** 1995**          1995*** 1995    1994   1993   1992   1991       1995*** 1995**

Net assets, end of period      $14     $6          $1,449  $1,304  $1,031   $758   $497   $370         $--    $--
(in millions)

Ratio of expenses to          .96%+  .91%+          1.72%+  1.61%   1.56%  1.63%  1.66%  1.66%        .78%+   --%****
average daily net assets

Ratio of net income          2.71%+  2.43%+         1.87%+  2.10%   1.93%  2.15%  2.56%  3.41%        3.01%+  --%****
to average daily net assets

Portfolio turnover rate       28%      85%            28%     85%     70%    48%    72%    65%         28%     85%
(excluding short-term
securities)
Total return++              12.7%     1.8%          12.3%    7.7%    5.5%  16.0%  15.0%  10.1%       12.9%    0.3%


                           *For a share outstanding throughout the period. Rounded to the nearest cent.
                          **Inception date was March 20, 1995 for Class A and Y.
                         ***Six months ended Sept. 30, 1995 (Unaudited).
                        ****Ratio of expenses and net investment income to average daily net assets is not presented for Class Y as only two shares were outstanding during the period.
                           +Adjusted to an annual basis.
                          ++Total return does not reflect payment of a sales charge. Total return for periods less than a year are not annualized.

PAGE

                         Investments in securities
                         IDS Equity Value Fund                                                (Percentages represent value of
                         Sept. 30, 1995 (Unaudited)                                       investments compared to net assets)
_____________________________________________________________________________________________________________________________

Common stocks (89.2%)
_____________________________________________________________________________________________________________________________

Issuer                                                                                   Shares                      Value(a)
_____________________________________________________________________________________________________________________________
Aerospace & defense (4.4%)
Raytheon                                                                                 260,000                $   22,100,000
Rockwell                                                                                 425,000                    20,081,250
United Technologies                                                                      250,000                    22,093,750
                                                                                                                ______________
Total                                                                                                               64,275,000
_____________________________________________________________________________________________________________________________
Automotive & related (4.5%)
Ford Motor                                                                               700,000 (b)                21,787,500
General Motors                                                                           500,000                    23,437,500
Genuine Parts                                                                            525,000                    21,065,625
                                                                                                                ______________
Total                                                                                                               66,290,625
_____________________________________________________________________________________________________________________________
Banks and savings & loans (6.8%)
BankAmerica                                                                              365,000                    21,854,375
First Union                                                                              425,000                    21,675,000
Fleet Financial                                                                          550,000                    20,762,500
NationsBank                                                                              350,000                    23,537,500
Southern Natl                                                                            449,500                    11,799,375
                                                                                                                ______________
Total                                                                                                               99,628,750
_____________________________________________________________________________________________________________________________
Beverages & tobacco (4.6%)
Anheuser-Busch                                                                           375,000                    23,390,625
Philip Morris                                                                            275,000                    22,962,500
UST                                                                                      725,000                    20,753,125
                                                                                                                ______________
Total                                                                                                               67,106,250
_____________________________________________________________________________________________________________________________
Building materials (1.4%)
Masco                                                                                    725,000                   19,937,500
_____________________________________________________________________________________________________________________________

See accompanying notes to investments in securities.

Chemicals (6.5%)
Air Products & Chemicals                                                                 400,000                    20,850,000
ARCO Chemical                                                                            212,500                    10,359,375
Dow Chemical                                                                             285,000                    21,232,500
Ethyl                                                                                    340,500                     3,788,062
Lubrizol                                                                                 525,000                    17,128,125
PPG Inds                                                                                 475,000                    22,087,500
                                                                                                                ______________
Total                                                                                                               95,445,562
_____________________________________________________________________________________________________________________________
Computers and office equipment (3.1%)
Intl Business Machines                                                                   230,000                    21,706,250
Xerox                                                                                    175,000                    23,515,625
                                                                                                                ______________
Total                                                                                                               45,221,875
_____________________________________________________________________________________________________________________________
Electronics (1.2%)
Thomas & Betts                                                                           275,000                   17,771,875
_____________________________________________________________________________________________________________________________
Energy (5.7%)
Amoco                                                                                    325,000                    20,840,625
Atlantic Richfield                                                                       185,000                    19,864,375
Exxon                                                                                    300,000                    21,675,000
Mobil                                                                                    215,000                    21,419,375
                                                                                                                ______________
Total                                                                                                               83,799,375
_____________________________________________________________________________________________________________________________
Financial services (1.4%)
Travelers                                                                                375,000                   19,921,875
_____________________________________________________________________________________________________________________________
Furniture & appliances (0.9%)
Maytag                                                                                   750,000                   13,125,000
_____________________________________________________________________________________________________________________________
Health care (4.7%)
Beckman Instruments                                                                      212,000                     6,413,000
Bristol Myers-Squibb                                                                     275,000                    20,040,625
Johnson & Johnson                                                                        250,000                    18,531,250
Pfizer                                                                                   450,000                    24,018,750
                                                                                                                ______________
Total                                                                                                               69,003,625
_____________________________________________________________________________________________________________________________
Industrial equipment & services (0.8%)
General Signal                                                                           385,000                   11,261,250
_____________________________________________________________________________________________________________________________
Industrial transportation (2.9%)
Norfolk Southern                                                                         275,000                    20,556,250
Union Pacific                                                                            325,000                    21,531,250
                                                                                                                ______________
Total                                                                                                               42,087,500
_____________________________________________________________________________________________________________________________
Insurance (7.2%)
Amer General                                                                             550,000                    20,556,250
Aon                                                                                      525,000                    21,459,375
Marsh & McLennan                                                                         225,000                    19,771,875
Providian                                                                                251,600                    10,441,400
St. Paul Companies                                                                       400,000                    23,350,000
Tempest Reinsurance                                                                       77,000 (c)                 9,820,580
                                                                                                                ______________
Total                                                                                                              105,399,480
_____________________________________________________________________________________________________________________________
Media (4.2%)
Dun & Bradstreet                                                                         325,000                    18,809,375
Gannett                                                                                  400,000                    21,850,000
McGraw-Hill                                                                              250,000                    20,437,500
                                                                                                                ______________
Total                                                                                                               61,096,875
_____________________________________________________________________________________________________________________________
Metals (1.2%)
Reynolds Metals                                                                          300,000                   17,325,000
_____________________________________________________________________________________________________________________________
Multi-industry conglomerates (5.9%)
Emerson Electric                                                                         300,000                    21,450,000
General Electric                                                                         350,000                    22,312,500
Minnesota Mining & Mfg                                                                   375,000                    21,187,500
Textron                                                                                  325,000                    22,181,250
                                                                                                                ______________
Total                                                                                                               87,131,250
_____________________________________________________________________________________________________________________________
Paper & packaging (1.5%)
Union Camp                                                                               375,000                   21,609,375
_____________________________________________________________________________________________________________________________
Retail (7.5%)
Dayton Hudson                                                                            274,300                    20,812,513
May Dept Stores                                                                          500,000                    21,875,000
Melville                                                                                 275,000                     9,487,500
Nordstrom                                                                                500,000                    20,875,000
Rite Aid                                                                                 575,000                    16,100,000
Toys R Us                                                                                775,000 (c)                20,925,000
                                                                                                                ______________
Total                                                                                                              110,075,013
_____________________________________________________________________________________________________________________________
Utilities - gas (1.4%)
Tenneco                                                                                  450,000                   20,812,500
_____________________________________________________________________________________________________________________________
Foreign (11.4%)(d)
BTR                                                                                    3,500,000                    18,056,500
Grand Met                                                                              2,900,000                    20,389,900
Hanson ADR                                                                             1,300,000                    21,125,000
Imperial Chemical Inds                                                                 1,600,000                    20,300,800
Repsol (SA) ADR                                                                          700,000                    22,225,000
Royal Dutch Petroleum                                                                    175,000                    21,481,250
SmithKline Beecham                                                                       450,000                    22,781,250
Tomkins                                                                                5,000,000                    19,905,000
                                                                                                                ______________
Total                                                                                                              166,264,700
_____________________________________________________________________________________________________________________________
Total common stocks
(Cost: $1,117,853,833)                                                                                          $1,304,590,255
_____________________________________________________________________________________________________________________________

Short-term securities (11.1%)
_____________________________________________________________________________________________________________________________
                                                            Annualized                 Amount
                                                              yield on             payable at
                                                               date of               maturity
Issuer                                                        purchase                                              Value(a)
_____________________________________________________________________________________________________________________________
U.S. government agencies (0.6%)
Federal Home Loan Bank
Disc Note
10-23-95                                                        5.61%                 $4,000,000                $    3,985,740
Federal Natl Mtge Assn
Disc Note
10-11-95                                                        5.68                   4,600,000                     4,592,059
                                                                                                                ______________
Total                                                                                                                8,577,799
_____________________________________________________________________________________________________________________________
Commercial paper (10.5%)
Albertson's
10-25-95                                                        5.73                   5,000,000                     4,980,208
Amer General Finance
10-11-95                                                        5.78                   5,600,000                     5,590,178
10-30-95                                                        5.73                   7,000,000                     6,966,808
Amgen
11-17-95                                                        5.72                   2,200,000                     2,183,368
AT&T Capital
11-02-95                                                        5.73                   5,100,000                     5,073,399
BellSouth
Telecommunications
10-19-95                                                        5.73                   6,000,000                     5,981,950
CAFCO
10-12-95                                                        5.76                   3,300,000                     3,293,697
Campbell Soup
10-20-95                                                        5.76                   5,000,000 (e)                 4,982,746
Cargill Global Funding
10-10-95                                                        5.75                   5,900,000 (e)                 5,890,626
CIT Group Holdings
10-10-95                                                        5.79                   4,300,000                     4,293,132
Commerzbank U.S. Finance
10-03-95                                                        5.76                   5,700,000                     5,697,278
10-25-95                                                        5.75                   6,000,000                     5,976,167
10-25-95                                                        5.76                   3,600,000                     3,585,675
Deutsche Bank Financial
10-23-95                                                        5.73                   5,100,000                     5,081,427
G.E. Capital
10-24-95                                                        5.73                   1,900,000                     1,892,780
Harris Trust
11-03-95                                                        5.75                   5,800,000                     5,800,000
Metlife Funding
11-09-95                                                        5.77                   5,300,000                     5,266,257
Penney (JC) Funding
10-27-95                                                        5.73                   8,000,000                     7,965,800
11-10-95                                                        5.74                   5,500,000                     5,464,296
Pioneer Hi-Bred Intl
10-18-95                                                        5.73                   2,600,000                     2,592,590
10-23-95                                                        5.75                   6,400,000                     6,376,612
10-27-95                                                        5.73                   3,600,000                     3,584,610
Pitney Bowes Credit
10-03-95                                                        5.77                   2,800,000                     2,798,661
Reed Elsevier
10-19-95                                                        5.75                   2,300,000 (e)                 2,293,056
SAFECO Credit
10-13-95                                                        5.75                   7,000,000                     6,985,541
Sandoz
10-27-95                                                        5.75                   2,600,000 (e)                 2,588,846
Southern California Gas
10-05-95                                                        5.76                   4,225,000 (e)                 4,221,643
Southwestern Bell Capital
10-18-95                                                        5.76                   1,700,000 (e)                 1,695,138
UBS Finance
10-02-95                                                        6.52                   6,600,000                     6,597,609
USAA Capital
10-03-95                                                        5.74                   5,000,000                     4,997,621
U S WEST Communications
10-24-95                                                        5.72                   5,100,000                     5,080,654
Wachovia Bank
10-26-95                                                        5.73                   7,900,000                     7,900,000
                                                                                                                  ____________
Total                                                                                                              153,678,373
_____________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $162,257,593)                                                                                            $  162,256,172
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $1,280,111,426)(f)                                                                                       $1,466,846,427
_____________________________________________________________________________________________________________________________

Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Security is partially or fully on loan. See Note 5 to the financial statements.
(c) Presently non-income producing.
(d) Foreign security values are stated in U.S. dollars.
(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board of directors.
(f) At Sept. 30, 1995, the cost of securities for federal income tax purposes was approximately
    $1,280,111,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                                 $196,118,000
    Unrealized depreciation                                                   (9,383,000)
    ____________________________________________________________________________________
    Net unrealized appreciation                                             $186,735,000
    ____________________________________________________________________________________

PAGE
Directors and officers

Directors and officers of the Fund
_____________________________________________________________________
President and interested director

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.
_____________________________________________________________________
Independent directors

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for
Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Donald M. Kendall
Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird
Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.

Lewis W. Lehr
Former chairman and chief executive officer, Minnesota Mining and Manufacturing Company (3M).

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board and chief executive officer,
The Valspar Corporation.
_____________________________________________________________________
Interested directors who are officers and/or employees of AEFC

William H. Dudley
Executive vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.
_____________________________________________________________________
Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Vice president of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.

_____________________________________________________________________
Other officer

Leslie L. Ogg
Vice president, general counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.
PAGE
IDS mutual funds
Cash equivalent investments

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Income investments

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income.
Secondary objective is capital growth. Risk varies by bond quality.

IDS Global Bond Fund

Invests primarily in debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

IDS Extra Income Fund

Invests mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) cornucopia
PAGE
IDS mutual funds
IDS Bond Fund
Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

IDS Selective Fund

Invests in high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests primarily in securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) federal building

Tax-exempt income investments

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax. Risk varies by bond quality.

IDS High Yield Tax-Exempt Fund

Invests primarily in medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed
PAGE
IDS mutual funds
IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the fund but does not guarantee the market value of the fund's shares.

(icon of) shield with eagle head

Growth and income investments

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Moderate risk.

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Managed Retirement Fund

Invests in a combination of common stocks, fixed-income investments and money market securities to seek a maximum total return through a combination of growth of capital and current income.

(icon of) bird in a nest
PAGE
IDS mutual funds
IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three apple trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Stock Fund

Invests in common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) electrical cord

IDS Diversified Equity Income Fund

Invests primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) four puzzle pieces

IDS Mutual

Invests in a balance between common stocks and senior securities
(preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice
PAGE
IDS mutual funds
Growth investments

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Discovery Fund
Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Strategy Aggressive Fund
Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Growth Fund
Invests primarily in companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS Global Growth Fund
Invests in stocks of companies throughout the world that are positioned to meet market needs in a changing world economy.
These companies offer above-average potential for long-term growth.

(icon of) world

IDS New Dimensions Fund
Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund
Invests primarily in undervalued common stocks. The fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

PAGE
Specialty growth investment

This fund aggressively seeks capital growth as a hedge against inflation.

IDS Precious Metals Fund
Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. This is the most aggressive and most speculative
IDS mutual fund.

(icon of) cart of precious gems

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial planner or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

PAGE
Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

American Express Financial Advisors

IDS Equity Value Fund
IDS Tower 10
Minneapolis, MN 55440-0010